Investment Securities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Weighted-average maturity of available-for-sale investment securities	5 years 1 month 6 days	4 years 8 months 12 days
Weighted-average yields of available-for-sale investment securities	2.06%	2.21%
Weighted-average maturity of held-to-maturity investment securities	4 years 7 months 6 days	4 years 2 months 12 days
Weighted-average yields of held-to-maturity investment securities	1.93%	1.92%
Fair value of securities pledged	$ 11,300	$ 13,100
Fair value of securities pledged as collateral where counterparty has right to repledge or resell	$ 755	$ 1,000